Summary of significant accounting policies - Revenue information (Details)	12 Months Ended
Dec. 31, 2018 customer country
Revenues from contracts with customers
Percentage of revenue generated under multi-year contracts	66.70%
Minimum
Revenues from contracts with customers
Number of customers served | customer	2,000
Number of countries in which customers are served | country	100
Glass Packaging Europe | Heye International
Revenues from contracts with customers
Percentage of segment's revenue	1.00%
Europe and North America
Revenues from contracts with customers
Percentage of entity's revenue	93.00%